Schedule of Loans Payable (Details) (Parenthetical)						9 Months Ended
	May 25, 2022 USD ($)	Nov. 15, 2021 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 04, 2020 USD ($)	Aug. 02, 2019 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	May 25, 2022 TRY (₺)	Nov. 15, 2021 TRY (₺)	Apr. 16, 2021 shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)	Feb. 04, 2020 TRY (₺)	Aug. 02, 2019 TRY (₺)
IfrsStatementLineItems [Line Items]
Principal amount											$ 29,528	$ 37,500	$ 9,870	$ 13,000
Common stock, shares | shares						2,000,000	1,416,667
Expected dividend yield						0.00%	0.00%
Expected volatility						175.00%
Risk-free interest rate						3.05%
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Interest rate						10.00%
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Interest rate						12.00%
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Interest rate		19.44%				19.40%			19.44%
Principal amount		$ 25,600							₺ 350,000							₺ 300,000
Loan, maturity date		November 15, 2024
Principal payments						$ 4,426
Interest payments						$ 2,944
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Interest rate					20.50%	20.50%										20.50%
Principal amount					$ 53,600
Loan, maturity date					August 2, 2022
Principal payments							8,673
Interest payments							2,754
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Interest rate				13.25%		13.25%									13.25%
Principal amount				$ 83,500											₺ 500,000
Loan, maturity date				February 4, 2022
Principal payments						$ 3,005	21,607
Interest payments						$ 47	2,409
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Interest rate			15.00%			15.00%
Loan received			$ 500,000
Common stock, shares | shares			1,000,000							1,000,000
Warrants price per share | $ / shares			$ 0.16
Fair value of warrants			$ 152,750
Expected dividend yield			0.00%
Expected volatility			229.00%
Risk-free interest rate			0.08%
Expected remaining life			2 years
Financing costs						$ 26,365	87,884
Accrued interest						$ 18,082	$ 43,151
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Interest rate	45.33%					45.33%		45.33%
Principal amount	$ 91,961							₺ 1,500,000
Loan, maturity date	May 23, 2024
Principal payments						$ 20,183
Interest payments						$ 13,169